Income Per Share	12 Months Ended
Mar. 04, 2017
Income Per Share
Income Per Share

4. Income Per Share

Basic income per share is computed by dividing income available to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the income of the Company subject to anti- dilution limitations.

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Basic and diluted (loss) income per share:
Numerator:
Income from continuing operations attributable to common stockholders—basic	$4,080	$102,088	$2,011,846
Add back—interest on convertible notes	—	—	5,456

Income from continuing operations attributable to common stockholders—diluted	$4,080	$102,088	$2,017,302
(Loss) income from discontinued operations attributable to common stockholders—basic and diluted	(27)	63,377	97,327

Income attributable to common stockholders—diluted	$4,053	$165,465	$2,114,629

Denominator:
Basic weighted average shares	1,044,427	1,024,377	971,102
Outstanding options and restricted shares, net	16,399	17,985	21,967
Convertible notes	—	—	24,792

Diluted weighted average shares	1,060,826	1,042,362	1,017,861

Basic income (loss) per share:
Continuing operations	$0.00	$0.10	$2.07
Discontinued operations	0.00	0.06	0.10

Net earnings per share	$0.00	$0.16	$2.17

Diluted income per share:
Continuing operations	$0.00	$0.10	$1.98
Discontinued operations	0.00	0.06	0.10

Net earnings per share	$0.00	$0.16	$2.08

Due to their antidilutive effect, 3,200, 3,464 and 2,777 potential common shares related to stock options have been excluded from the computation of diluted income per share as of March 4, 2017, February 27, 2016 and February 28, 2015, respectively.

During May 2015, $64,089 of the Company’s 8.5% convertible notes due 2015 were converted into 24,762 shares of common stock, pursuant to their terms.